Cover	Apr. 01, 2026
Cover [Abstract]
Entity Registrant Name	NEXSCIENT, INC.
Entity Central Index Key	0001976663
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this "Amendment") amends the Current Report on Form 8-K of Nexscient, Inc. (the "Company") filed with the Securities and Exchange Commission on April 1, 2026 (the "Original 8-K"). The Company is filing this Amendment solely to provide the pro forma financial information required by Item 9.01(b) of Form 8-K, which was not included in the Original 8-K. Except as set forth herein, this Amendment does not amend or update any other information set forth in the Original 8-K.
Entity Emerging Growth Company	true
Document Period End Date	Apr. 01, 2026
Entity Ex Transition Period	false
Entity File Number	333-274532
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	92-2915192
Entity Address Address Line 1	2029 Century Park East
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90067
City Area Code	310
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	494-6620